Cover	Feb. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2026
Entity File Number	001-43166
Entity Registrant Name	TRG Latin America Acquisitions Corp.
Entity Central Index Key	0002098780
Entity Tax Identification Number	98-1896935
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	65 East 55th St.
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	984-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	TRGSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TRGS
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	TRGSR
Security Exchange Name	NASDAQ